Average Annual Total Returns - Investor - Vanguard Emerging Markets Stock Index Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	FTSE Emerging Markets All Cap China A Inclusion Index (reflects no deduction for fees or expenses) 1 Year	FTSE Emerging Markets All Cap China A Inclusion Index (reflects no deduction for fees or expenses) 5 Years	FTSE Emerging Markets All Cap China A Inclusion Index (reflects no deduction for fees or expenses) 10 Years	FTSE Emerging Index (reflects no deduction for fees or expenses) 1 Year	FTSE Emerging Index (reflects no deduction for fees or expenses) 5 Years	FTSE Emerging Index (reflects no deduction for fees or expenses) 10 Years	Spliced Emerging Markets Index (reflects no deduction for fees or expenses) 1 Year	Spliced Emerging Markets Index (reflects no deduction for fees or expenses) 5 Years	Spliced Emerging Markets Index (reflects no deduction for fees or expenses) 10 Years	FTSE Emerging Markets All Cap China A Inclusion Fair Market Value Index (reflects no deduction for fees or expenses) 1 Year	FTSE Emerging Markets All Cap China A Inclusion Fair Market Value Index (reflects no deduction for fees or expenses) 5 Years	FTSE Emerging Markets All Cap China A Inclusion Fair Market Value Index (reflects no deduction for fees or expenses) 10 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 10 Years
Total	15.05%	11.51%	2.95%	14.47%	10.76%	2.30%	9.16%	8.96%	2.13%	15.51%	11.38%	3.36%	15.17%	12.40%	3.45%	15.51%	11.67%	3.22%	15.43%	11.45%	3.36%	11.24%	9.07%	5.22%